Related Party Transactions (Details Narrative)								1 Months Ended	12 Months Ended
		May 18, 2020	Mar. 06, 2020 AUD ($) shares	Oct. 11, 2019 AUD ($) $ / shares shares	Jul. 15, 2019	Nov. 29, 2018 shares	Aug. 02, 2018 Tranches shares	Dec. 31, 2018 AUD ($)	Jun. 30, 2020 AUD ($) shares Shareholder		Jun. 30, 2019 AUD ($) shares	Jun. 30, 2018 AUD ($)	Oct. 04, 2019 $ / shares
Statement Line Items [Line Items]
Number of shareholders that control more than 50% of the issued capital | Shareholder
Share-based payments expense									$ (14,442)		$ 335,102	$ 129,635
Investment									$ 11,018		$ 11,018
Number of shares issued price per share | $ / shares													$ 0.40
Options issued | shares									538,000,000		38,000,000
Blockshine Health Pty Ltd [Member]
Statement Line Items [Line Items]
Investments in joint ventures accounted for using equity method								$ 250,000			$ 250,000
Ownership interest, percentage								49.00%			49.00%
Genetic Technologies HK Limited [Member]
Statement Line Items [Line Items]
Ownership interest, percentage									100.00%
Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares						76,250,000
Share-based payments expense									$ 38,500		$ 104,441
Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares									15,000,000
Share-based payments expense									$ 38,500
Framework Agreement With Blockchain Global Limited [Member]
Statement Line Items [Line Items]
Number of shares proposed to be issued upon achievement of milestone | shares							486,000,000
Number of tranches | Tranches							3
Dr. Paul Kaisian [Member]
Statement Line Items [Line Items]
Number of rights issued | shares									57,500,000		57,500,000
Dr. Paul Kaisian [Member] | Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights cancelled during period | shares											57,500,000
Value of forfeiture of performance rights											$ 81,984
Dr. Paul Kaisian [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares						7,500,000			7,500,000
Share-based payments expense									$ (11,229)
Dr. Paul Kaisian [Member] | Class B Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares						25,000,000			25,000,000	[1]
Share-based payments expense	[1]								$ (37,431)
Dr. Paul Kaisian [Member] | Class C Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares						25,000,000			25,000,000	[1]
Share-based payments expense	[1]								$ (27,708)
Dr. Lindsay Wakefield [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares						3,750,000			3,750,000
Share-based payments expense									$ 9,625
Mr. George Muchnicki [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares						6,250,000
Mr Peter Rubinstein [Member]
Statement Line Items [Line Items]
Services received, related party transactions									$ 35,000
Mr Peter Rubinstein [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares						5,000,000			5,000,000
Share-based payments expense									$ 12,833
Mr. Xue Lee [Member]
Statement Line Items [Line Items]
Number of rights issued | shares									3,750,000		3,750,000
Mr. Xue Lee [Member] | Performance Rights [Member]
Statement Line Items [Line Items]
Share-based payments expense											$ 43,484
Mr. Xue Lee [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares						3,750,000			3,750,000	[2]
Number of rights cancelled during period | shares											3,750,000
Share-based payments expense	[2]								$ (5,616)
Blockshine Technology Corporation [Member]
Statement Line Items [Line Items]
Investment									43,380
Peter Rubinstein and Dr. George Muchnicki [Member]
Statement Line Items [Line Items]
Description on transaction with related parties				On October 11, 2019, the Company updated the market to advise that the offer was from that time agreed to be underwritten by Lodge Corporate Pty Ltd and that two of the Company's directors (Peter Rubinstein and Dr. Jerzy Muchnicki), had agreed to sub-underwrite the offer. Both directors, in conjunction with the underwriter Lodge Corporate Pty Ltd, subsequently agreed amongst themselves to alter the respective sub-underwritten amounts, but the total to be sub-written between them (A$2 million) remained same, as did the total underwritten amount (of A$4 million). Accordingly, the underwritten offer subsequently was sub-underwritten by Mr. Peter Rubinstein and Dr. Jerzy Muchnicki (each as up to A$1 million) in conjunction with a consortium of non-associated wholesale investors (also as sub-underwriters) who in aggregate equate to the underwritten amount of A$4 million, each in accordance with the terms of their separate sub-underwriting agreements with Lodge Corporate Pty Ltd (each a Sub-Underwriting Agreement).
Sub-underwritten amount				$ 2,000,000
Total underwritten amount				$ 4,000,000
Number of options issued calculated for every two shares | shares				1
Peter Rubinstein [Member]
Statement Line Items [Line Items]
Number of unlisted options issued | shares				125,000,000
Dr. George Muchnicki [Member]
Statement Line Items [Line Items]
Number of unlisted options issued | shares				125,000,000
Underwriter Option [Member]
Statement Line Items [Line Items]
Options expiration term				3 years
Exercise price of options | $ / shares				$ 0.008
Floor exercise price of options | $ / shares				$ 0.004
Lodge Corporate [Member]
Statement Line Items [Line Items]
Underwriting of capital raise									$ 88,000
Percentage of underwriting capital raise									2.00%
Options issued | shares			5,000,000
Value of option issued			$ 29,340
Mr. Philips Hains [Member]
Statement Line Items [Line Items]
Services received, related party transactions									$ 527,724		$ 45,459
Number of years of extensive experience					30 years
Mr. Stanley Sack [Member]
Statement Line Items [Line Items]
Services received, related party transactions									$ 38,500
Number of years of extensive experience		15 years

[1]	Dr Paul Kasian resigned on September 24, 2019.
[2]	Mr. Xue Lee resigned on July 9, 2019